Deferred Tax Assets and Liabilities - Summary of Change in Net Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Deferred Taxes [line items]
Beginning balance	$ (11,105)	$ (11,648)
Recognized in profit or loss	32	19
Recognized in other comprehensive income	361	109	$ 130
Acquisitions through business combinations	(6)	(18)
Reclassified as held for sale	(1)	363
Other movements and effect of changes in foreign exchange rates	112	70
Ending balance	$ (10,607)	(11,105)	(11,648)
As Restated [member]
Disclosure Of Deferred Taxes [line items]
Beginning balance		$ (11,648)	(11,857)
Recognized in profit or loss			95
Recognized in other comprehensive income			(130)
Acquisitions through business combinations			(23)
Other movements and effect of changes in foreign exchange rates			267
Ending balance			$ (11,648)